UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number:    2
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Royal Bank of Canada
Address:   200 Bay Street, P.O. Box 1
           Royal Bank Plaza
           Toronto, ON
           CANADA M5J 2J5


Form 13F File Number: 28-11396
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carol Ann Bartlett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (416) 974-5137
        -------------------------


Signature,  Place,  and  Date  of  Signing:


/s/ Carol Ann Bartlett                Toronto, Ontario                12/02/2005
----------------------                ----------------                ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name
028-10228         Voyageur Asset Management Inc.
028-04069         RBC Dain Rauscher Inc.
028-02418         Voyageur Asset Management(MA) Inc.
028-11252         RBC Asset Management Inc.
028-11273         RBC Capital Markets Arbitrage SA
028-11272         RBC Capital Markets Corporation
028-11322         RBC Dominion Securities Inc.
028-11271         RBC Private Counsel Inc.
028-11393         Royal Trust Corporation of Canada
028-11376         Royal Bank of Canada(Caribbean) Corp.
028-11367         Royal Bank of Canada Investment
                  Management(UK) Limited



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        none
                                         -----------
Form 13F Information Table Entry Total:   60
                                         -----------
Form 13F Information Table Value Total:   $4,321,043
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ATI TECHNOLOGIES INC           COM              001941103    27578  1599076 SH       Sole    1         1599076      0    0
ABITIBI-CONSOLIDATED INC       COM              003924107    13553  2939084 SH       Sole              2939084      0    0
AGRIUM INC                     COM              008916108    16787   922078 SH       Sole               922078      0    0
ALCAN INC                      COM              013716105    93882  2469697 SH       Sole              2469697      0    0
AMGEN INC                      COM              031162100        1       20 SH       Sole                   20      0    0
BCE INC                        COM              05534B109   152447  6120650 SH       Sole              6120650      0    0
BANK MONTREAL QUE              COM              063671101   361363  7791969 SH       Sole              7791969      0    0
BANK NOVA SCOTIA HALIFAX       COM              064149107   215987  6610177 SH       Sole              6610177      0    0
BARRICK GOLD CORP              COM              067901108    85151  3558065 SH       Sole              3558065      0    0
BIOVAIL CORP                   COM              09067J109    16004  1064101 SH       Sole              1064101      0    0
BIOMIRA INC                    COM              09161R106        0      200 SH       Sole                  200      0    0
BRASCAN CORP                   CL A LTD VT SH   10549P606   217663  5763537 SH       Sole              5763537      0    0
BROOKFIELD PPTYS CORP          COM              112900105       18      700 SH       Sole                  700      0    0
CAMECO CORP                    COM              13321L108    51898  1175615 SH       Sole              1175615      0    0
CDN IMPERIAL BK OF COMMERCE    COM              136069101   341643  5635524 SH       Sole              5635524      0    0
CANADIAN NATL RY CO            COM              136375102   119405  1892489 SH       Sole              1892489      0    0
CANADIAN NAT RES LTD           COM              136385101    99179  1755657 SH       Sole              1755657      0    0
CANADIAN PAC RY LTD            COM              13645T100    38919  1081169 SH       Sole              1081169      0    0
CELESTICA INC                  SUB VTG SHS      15101Q108    17506  1302832 SH       Sole              1302832      0    0
COGNOS INC                     COM              19244C109    25379   607534 SH       Sole               607534      0    0
COTT CORP QUE                  COM              22163N106    11561   476988 SH       Sole               476988      0    0
CP SHIPS LTD                   COM              22409V102     8531   602972 SH       Sole               602972      0    0
DOMTAR INC                     COM              257561100    13045  1537045 SH       Sole              1537045      0    0
ENCANA CORP                    COM              292505104   209531  2968667 SH       Sole              2968667      0    0
ENBRIDGE INC                   COM              29250N105    89662  1744645 SH       Sole              1744645      0    0
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102       15      100 SH       Sole                  100      0    0
FAIRMONT HOTELS RESORTS INC    COM              305204109    16876   510024 SH       Sole               510024      0    0
IMPERIAL OIL LTD               COM NEW          453038408    53915   709933 SH       Sole               709933      0    0
INCO LTD                       *W EXP 08/21/200 453258139        5      335 SH       Sole                  335      0    0
INCO LTD                       COM              453258402    49749  1255512 SH       Sole              1255512      0    0
IPSCO INC                      COM              462622101      932    18300 SH       Sole                18300      0    0
KINROSS GOLD CORP              COM NO PAR       496902404    13960  2314155 SH       Sole              2314155      0    0
KINGSWAY FINL SVCS INC         COM              496904103        9      600 SH       Sole                  600      0    0
MDS INC                        COM              55269P302    13732   946300 SH       Sole               946300      0    0
MI DEVS INC                    CL A SUB VTG     55304X104        3      100 SH       Sole                  100      0    0
MAGNA INTL INC                 CL A             559222401    47260   706034 SH       Sole               706034      0    0
MANULIFE FINL CORP             COM              56501R106   301827  6324520 SH       Sole              6324520      0    0
NASDAQ 100 TR                  UNIT SER 1       631100104     1287    35200 SH       Sole                35200      0    0
NEXEN INC                      COM              65334H102    48154   881434 SH       Sole               881434      0    0
NORANDA INC                    COM              655422103    23379  1164219 SH       Sole              1164219      0    0
NORTEL NETWORKS CORP NEW       COM              656568102    77479 28497623 SH       Sole             28497623      0    0
NOVA CHEMICALS CORP            COM              66977W109    25422   595497 SH       Sole               595497      0    0
NOVELIS INC                    COM              67000X106    10813   494153 SH       Sole               494153      0    0
OPEN TEXT CORP                 COM              683715106       47     2618 SH       Sole                 2618      0    0
PETRO-CDA                      COM              71644E102   102095  1763677 SH       Sole              1763677      0    0
PLACER DOME INC                COM              725906101    47102  2913993 SH       Sole              2913993      0    0
POTASH CORP SASK INC           COM              73755L107    65711   749316 SH       Sole               749316      0    0
PRECISION DRILLING CORP        COM              74022D100    31353   419231 SH       Sole               419231      0    0
QUEBECOR WORLD INC             COM NON-VTG      748203106    12731   543394 SH       Sole               543394      0    0
RESEARCH IN MOTION LTD         COM              760975102    96334  1261479 SH       Sole              1261479      0    0
ROGERS COMMUNICATIONS INC      CL B             775109200    40553  1494761 SH       Sole              1494761      0    0
ROYAL GOLD INC                 COM              780287108        0        6 SH       Sole                    6      0    0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200    30328  1495521 SH       Sole              1495521      0    0
SUN LIFE FINL INC              COM              866796105   223683  6883995 SH       Sole              6883995      0    0
SUNCOR ENERGY INC              COM              867229106   123024  3058798 SH       Sole              3058798      0    0
TALISMAN ENERGY INC            COM              87425E103    84905  2487140 SH       Sole              2487140      0    0
THOMSON CORP                   COM              884903105    44533  1329302 SH       Sole              1329302      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509   406014  9806741 SH       Sole              9806741      0    0
TRANSALTA CORP                 COM              89346D107    20486  1347296 SH       Sole              1347296      0    0
TRANSCANADA CORP               COM              89353D107    80634  3273233 SH       Sole              3273233      0    0